Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures
Schedule of interests in associates and joint ventures

(a)This caption is made up as follows:

	Share in equity
	2019	2018	2019	2018
	%	%	US$(000)	US$(000)

Associates
Sociedad Minera Cerro Verde S.A.A.	19.58	19.58	1,155,359	1,108,284
Minera Yanacocha S.R.L.	43.65	43.65	230,000	271,036
Compañía Minera Coimolache S.A.	40.10	40.10	98,426	89,554
			1,483,785	1,468,874
Joint venture (c)			2,627	2,673
Other minor investments			1,835	1,835

			1,488,247	1,473,382

Schedule of net share in profit (loss) of investments

(b)The table below presents the net share in profit (loss) of investments:

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Minera Yanacocha S.R.L.	(41,580)	(35,582)	(76,585)
Sociedad Minera Cerro Verde S.A.A.	76,451	23,444	68,521
Compañía Minera Coimolache S.A.	12,883	10,994	21,271
Other minor	(44)	—	—

	47,710	(1,144)	13,207

Schedule of financial position of associate under equity method

The table below presents the key financial data from the joint venture under IFRS:

	2019	2018
	US$(000)	US$(000)

Current assets	11,090	17,653
Non-current assets	100,106	107,175
Liabilities	88,608	101,575
Shareholders’ equity, reported	22,588	23,253
Net loss from continued operations	(665)	(1,814)

Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Schedule of financial position of associate under equity method

The table below presents key financial data from the financial statements of Yanacocha under IFRS:

	2019	2018
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,060,455	960,758
Non-current assets	1,251,617	1,086,714
Current liabilities	(190,577)	(128,170)
Non-current liabilities	(1,631,783)	(1,335,579)

Equity	489,712	583,723

Groups’ interest	213,759	254,795
Goodwill	16,241	16,241

	230,000	271,036

Schedule of statements of profit or loss

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:

Revenue	739,302	657,358	667,046

Loss for the year	(95,257)	(81,517)	(175,454)

Share in results	(41,580)	(35,582)	(76,585)

Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Statements of comprehensive income December 31:

Sales	2,890,066	3,054,026	3,202,931

Net profit for the year	390,377	119,710	349,881

Share in results	76,451	23,444	68,521

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Cerro Verde under IFRS:

	2019	2018
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	1,614,928	1,455,080
Non-current assets	6,194,496	6,099,632
Current liabilities	(420,786)	(408,754)
Non-current liabilities	(2,039,389)	(2,037,086)

Equity	5,349,249	5,108,872

Group’s interest	1,047,596	1,000,521
Goodwill	107,763	107,763

	1,155,359	1,108,284

Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Schedule of net share in profit (loss) of investments

	2019	2018	2017
	US$(000)	US$(000)	US$(000)

Statements of profit or loss for the years ended December 31:
Net sales	241,173	225,447	203,790

Net income from continued operations	28,459	25,584	50,787
Adjustments to conform to the accounting policies	3,674	1,837	2,265

Net income, adjusted	32,133	27,421	53,052

Share in results	12,883	10,994	21,271

Schedule of financial position of associate under equity method

The table below presents the key financial data from the financial statements of Coimolache under IFRS:

	2019	2018
	US$(000)	US$(000)

Statements of financial position as of December 31:
Current assets	145,692	99,887
Non-current assets	234,223	261,782
Current liabilities	(34,028)	(39,204)
Non-current liabilities	(91,069)	(86,103)

Equity	254,818	236,362

Adjustments to conform to the accounting policies of the Group	(9,330)	(13,003)

Equity, adjusted	245,488	223,359

Group’s interest	98,426	89,554